6. Intangible Assets (June 2019 Note) (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Amortization expense	$ 770,463	$ 21,750	$ 420,000	$ 43,500
Amortization expense due current	1,561,233			1,545,374
Amortization expense year two	1,561,233			1,545,374
Amortization expense year three	1,561,233			1,545,374
Amortization expense year four	1,561,233			1,545,374
Amortization expense year five	1,561,233			$ 1,545,374
Cost of Sales [Member]
Amortization expense	$ 767,529	$ 21,750